Movements in equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Summary of Cumulative Translation Exchange in Equity	The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
	Retained earnings £m	Fair value reserve £m	Non- controlling interests £m	Total translation exchange £m
At 1 January 2022	(803)	(9)	(181)	(993)
Exchange movements on overseas net assets and net investment hedges	109	4	(28)	85
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	2	–	–	2
Movement attributable to continuing operations	(692)	(5)	(209)	(906)
Movement attributable to discontinued operations[1]	263	–	112	375
At 31 December 2022	(429)	(5)	(97)	(531)
Exchange movements on overseas net assets and net investment hedges	(41)	19	(25)	(47)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(34)	–	–	(34)
At 31 December 2023	(504)	14	(122)	(612)
Exchange movements on overseas net assets and net investment hedges	(380)	(12)	(4)	(396)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(87)	–	–	(87)
At 31 December 2024	(971)	2	(126)	(1,095)
(1)Includes £554 million reclassification to the consolidated income statement of net exchange gains related to the demerger of the Consumer Healthcare business.

Summary of Other Comprehensive Income by Equity Category	The analysis of other comprehensive income by equity category is as follows:

2024	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(380)	(12)	–	(392)
Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	(87)	–	–	(87)
Fair value movements on cash flow hedges	–	–	–	–
Deferred tax on fair value movements on cash flow hedges	–	1	–	1
Cost of hedging	–	(4)	–	(4)
Reclassification of cash flow hedges to income statement	–	4	–	4
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	–	–	(4)	(4)
Fair value movements on equity investments	–	(100)	–	(100)
Tax on fair value movements on equity investments	–	17	–	17
Remeasurement on defined benefit plans	506	–	–	506
Tax on remeasurement defined benefit plans	(122)	–	–	(122)
Fair value movements on cash flow hedges	–	8	–	8
Total other comprehensive (expense)/income for the year	(83)	(86)	(4)	(173)

2023	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(41)	19	–	(22)
Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	(34)	–	–	(34)
Fair value movements on cash flow hedges	–	(1)	–	(1)
Deferred tax on fair value movements on cash flow hedges	–	1	–	1
Reclassification of cash flow hedges to income statement	–	4	–	4
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	–	–	(25)	(25)
Fair value movements on equity investments	–	(244)	–	(244)
Tax on fair value movements on equity investments	–	14	–	14
Remeasurement on defined benefit plans	71	–	–	71
Tax on remeasurement defined benefit plans	(41)	–	–	(41)
Fair value movements on cash flow hedges	–	(40)	–	(40)
Total other comprehensive (expense)/income for the year	(45)	(247)	(25)	(317)

2022	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	109	4	–	113
Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	2	–	–	2
Fair value movements on cash flow hedges	–	(18)	–	(18)
Deferred tax on fair value movements on cash flow hedges	–	9	–	9
Reclassification of cash flow hedges to income statement	–	14	–	14
Items that will not be reclassified to income statement:	–	–	–	–
Exchange movements on overseas net assets of non-controlling interests	–	–	(28)	(28)
Fair value movements on equity investments	–	(754)	–	(754)
Tax on fair value movements on equity investments	–	56	–	56
Remeasurement on defined benefit plans	(786)	–	–	(786)
Tax on remeasurement defined benefit plans	211	–	–	211
Fair value movements on cash flow hedges	–	(6)	–	(6)
Other comprehensive (expense)/income for the year from continuing operations	(464)	(695)	(28)	(1,187)
Other comprehensive (expense)/income for the year from discontinued operations	375	(19)	–	356
Total other comprehensive (expense)/income for the year	(89)	(714)	(28)	(831)
38. Movements in equity continued
Information on net investment hedges is provided in part (d) of Note 44 ‘Financial instruments and related disclosures'.

Movements In Other Reserves	The analysis of other reserves is as follows:

	ESOP Trust shares £m	Fair value reserve £m	Cash flow hedge reserve £m	Other reserves £m	Total £m
At 1 January 2022	(28)	383	(21)	2,129	2,463
Exchange adjustments	(36)	28	12	–	4
Transferred to retained earnings in the year on disposal of equity investments	–	(21)	17	–	(4)
Balances derecognised on demerger	–	–	(169)	–	(169)
Net fair value movement in the year (including tax)	–	(698)	141	–	(557)
Ordinary shares acquired by ESOP Trusts	(1,200)	–	–	–	(1,200)
Write-down of shares held by ESOP Trusts	911	–	–	–	911
At 31 December 2022	(353)	(308)	(20)	2,129	1,448
Exchange adjustment	26	(5)	(2)	–	19
Transferred to Retained earnings in the year on disposals of equity investments	–	33	–	–	33
Reclassification of cash flow hedges to income statement	–	–	4	–	4
Hedging gain/loss transferred to non-financial assets	–	–	36	–	36
Net fair value movement in the year (including tax)	–	(230)	(40)	–	(270)
Ordinary shares acquired by ESOP Trusts	(285)	–	–	–	(285)
Write-down of shares held by ESOP Trusts	324	–	–	–	324
At 31 December 2023	(288)	(510)	(22)	2,129	1,309
Exchange adjustments	(12)	–	–	–	(12)
Transferred to retained earnings in the year on disposal of equity investments	–	(66)	–	–	(66)
Reclassification of cash flow hedges to income statement	–	–	4	–	4
Hedging gain/(loss) transferred to non-financial assets	–	–	(6)	–	(6)
Cost of hedging	–	–	(4)	–	(4)
Net fair value movement in the year (including tax)	–	(83)	9	–	(74)
Ordinary shares acquired by ESOP Trusts	(459)	–	–	–	(459)
Write-down of shares held by ESOP Trusts	362	–	–	–	362
At 31 December 2024	(397)	(659)	(19)	2,129	1,054